Summary of Significant Accounting Policies (Liabilities of VIE subsidiaries) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts payable	$ 25,704,847	$ 23,953,679
Accrued expenses and other current liabilities	16,812,895	10,178,926
Other payables due to related parities	3,404,497	13,177,080
Total liabilities	$ 45,922,239	$ 47,309,685